Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill (restatement) [Abstract]
Goodwill

Note 11 – Goodwill (restatement)

As of December 31, 2021, the balance of goodwill solely represented an amount of $14,157,570 that arose from acquisition of Cheyi (BVI) Limited (the “Cheyi BVI”) in 2021.